Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2020 and 2019:

	December 31,
	2020	2019
Accounts receivable trade, net from spot charters	801	653
Accounts receivable trade, net from time charters	-	1,110
Total	801	1,763

Income Derived from Spot Charters
The following table presents the Company’s income statement figures derived from spot charters for the year ended December 31, 2020:

December 31, 2020
Vessel revenues, net of commissions	27,033
Voyage expenses	(17,099)
Total	9,934

Income Derived from Time Charters
The following table presents the Company’s income statement figures derived from time charters for the year ended December 31, 2020:

December 31, 2020
Vessel revenues, net of commissions	36,312
Voyage expenses	(1,468)
Total	34,844

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2020, 2019 and 2018 were:

Customer	2020	2019	2018
A	23%	-	-
B	-	19%	26%
C	-	18%	21%
D	18%	15%	-
E	-	-	11%
Total	41%	52%	58%